Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting

22. Segment reporting

The operations of the Company are organized into two segments, consisting of installment credit services and automobile financing services. Installment credit services represents traditional online installment credit business, including cash installment credit services and merchandise installment credit services. Automobile financing services represents the business of sales-type lease and vehicle sales with guarantee.

The Company derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of total assets, revenues and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Company does not allocate any share-based compensation expenses to its segments as the CODM does not use this information to measure the performance of the operating segments. As substantially all of the Company’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2016, 2017 and 2018.

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues:
Installment credit services	1,442,846,339	4,749,249,922	5,405,029,804	786,128,980
- Financing income	1,271,455,857	3,642,151,122	3,452,148,166	502,094,126
- Sales commission fee	126,693,335	797,167,074	307,492,444	44,722,921
- Penalty fees	22,943,166	7,922,374	27,891,913	4,056,711
- Loan facilitation income and others	21,753,981	302,009,352	1,617,497,281	235,255,222
Automobile financing services	—	26,116,130	2,287,312,500	332,675,805
- Financing income	—	32,645	83,127,614	12,090,410
- Sales income	—	26,083,472	2,174,788,821	316,309,915
- Penalty fees	—	13	120,717	17,557
- Loan facilitation income and others	—	—	29,275,348	4,257,923
Total consolidated revenues	1,442,846,339	4,775,366,052	7,692,342,304	1,118,804,785
Income from operations:
Installment credit services	713,074,210	2,454,048,135	3,170,766,608	461,168,877
Automobile financing services	—	(32,396,552)	(423,416,975)	(61,583,445)
Total segment income from operations	713,074,210	2,421,651,583	2,747,349,633	399,585,432
Unallocated expenses	—	(425,780)	(57,981,487)	(8,433,058)
Total consolidated income from operations	713,074,210	2,421,225,803	2,689,368,146	391,152,374
Total other expense, net	(9,581,142)	(1,220,980)	(40,321,415)	(5,864,507)
Net income before income taxes	703,493,068	2,420,004,823	2,649,046,731	385,287,867